S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 08, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different classes of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity(1)	Entity’s Business	Affiliation
Claudius Tsang	Female Entrepreneurs Worldwide ACH	Internet Community Financial Services	Advisor Investment Director
	Beijing ReeChain Technology Limited	Blockchain	Director
	Elegant Tech Limited	Holding Company	Director
	Unity Group Holdings International Limited.	ESG	Non-executive director
	A SPAC (Holdings) Group Corp.	SPAC	Director
	BEST SPAC I Acquisition Corp.	SPAC	Advisor
	BEST SPAC II (Holdings) Corp.	SPAC	Director
	A SPAC III (Holdings) Corp.	SPAC	Director
	A SPAC IV (Holdings) Corp.	SPAC	Director
	A SPAC V (Holdings) Corp.	SPAC	Director
	A SPAC VI (Holdings) Corp.	SPAC	Director
Individual	Entity(1)	Entity’s Business	Affiliation
	A SPAC III Acquisition Corp.	SPAC	Chief Executive Officer, Chief Financial Officer and Chairman
	THAVL Limited	Holding Company	Director
	A SPAC (Asia) Holdings Corp.	SPAC	Director
Ashley Bancroft	H&Hendricks LLP	Chartered Accountants	Equity Partner
	JAJA Capital Ltd	Venture Capital	Advisory
	BASIE I (RS502R1) Ltd	Business Advisory	Director/Shareholder
	FGH Security Ltd	Security Guarding	Independent NED
	Grichan Whitestone Partnership Ltd	Executive Search	Independent NED
	Meaningful Vision Ltd	Marketing/Software/Data	Independent NED
Chi Lun Lo	GOAT’d Limited	Consumer Food	Founder and Director
Betty Liu	Apex Treasury Corporation	SPAC	Director